Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for non-CEO NEOs ($)(3)	Average Compensation Actually Paid to non-CEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)($ Millions)(7)	Revenue ($ Millions)(8)
Year					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2024	$19,842,554	$29,463,769	$16,774,715	$23,980,392	378	301	$183.75	$2,684
2023	11,644,934	33,077,635	10,196,713	25,279,012	321	221	48.57	2,128
2022	11,249,243	(85,747,704)	11,665,984	(32,708,200)	195	133	(50.16)	1,675
2021	8,632,636	107,014,429	10,849,308	60,711,468	471	207	(20.75)	1,029
2020	9,058,196	118,923,611	6,908,339	78,916,653	261	150	(24.55)	603

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Represents the total compensation reported for Mr. Pomel for each applicable year in the “Summary Compensation Table”.Represents the average of the total compensation reported for our named executive officers as a group (excluding Mr. Pomel) for each applicable year in the Summary Compensation Table. The names of each named executive officer included for each applicable year are as follows: (i) 2024, Mr. Obstler, Mr. Blitzer, Mr. Lê-Quôc and Dr. Li; (ii) 2023 and 2022, Mr. Obstler, Mr. Lê-Quôc, Mr. Agarwal, and Mr. Walters; (iii) 2021, Mr. Obstler, Mr. Lê-Quôc, Mr. Agarwal and Mr. Blitzer; and (iv) 2020, Mr. Obstler, Mr. Lê-Quôc, Mr. Agarwal, and Dan Fougere.
Peer Group Issuers, Footnote	Represents the weighted cumulative total shareholder return of the Nasdaq Computer Index for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 19,842,554	$ 11,644,934	$ 11,249,243	$ 8,632,636	$ 9,058,196
PEO Actually Paid Compensation Amount	$ 29,463,769	33,077,635	(85,747,704)	107,014,429	118,923,611
Adjustment To PEO Compensation, Footnote	The following adjustments were made to Mr. Pomel’s total compensation for each applicable year to determine the compensation actually paid:

Year	Summary Compensation Table Total for CEO ($)	Less: Summary Compensation Table Stock Awards and Option Awards ($)	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Plus (or less): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	Plus (or less): Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year ($)	Compensation Actually Paid to CEO ($)
2024	$19,842,554	$19,049,976	$24,851,429	$2,804,947	$1,014,815	$29,463,769
2023	11,644,934	10,908,938	20,302,262	5,179,515	6,859,862	33,077,635
2022	11,249,243	10,248,721	6,895,767	(51,079,647)	(42,564,346)	(85,747,704)
2021	8,632,636	7,405,809	14,934,880	77,786,712	13,066,010	107,014,429
2020	9,058,196	8,464,114	16,106,851	82,266,680	19,955,997	118,923,611

In the table above, grant date fair values are computed in accordance with ASC Topic 718. Stock option grant date fair values reflected in the Summary Compensation Table were estimated using the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date, which may be either year end or as of each date of vesting, using the stock price and updated assumptions as of the measurement date. Assumptions include expected term, stock price volatility, dividend yield and risk free interest rates. PSU grant date fair values reflected in the Summary Compensation Table were calculated using the stock price as of the date of grant assuming target performance. Adjustments have been made using the stock price and the probable outcome of the performance metric as of each measurement date, which may be either year end or as of each date of vesting. RSU grant date fair values reflected in the Summary Compensation Table were calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of each measurement date, which may be either year end or as of each date of vesting. The assumptions used in calculating the grant date fair value of the stock options, RSUs and PSUs are set forth in the notes to our audited consolidated financial statements included in our Annual Report on Form 10-K for each applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 16,774,715	10,196,713	11,665,984	10,849,308	6,908,339
Non-PEO NEO Average Compensation Actually Paid Amount	$ 23,980,392	25,279,012	(32,708,200)	60,711,468	78,916,653
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to the average amount of total compensation for each applicable year to determine the average compensation actually paid to our named executive officers as a group (excluding Mr. Pomel), calculated using the same methodology and assumptions as described in footnote 2:

Year	Average Summary Compensation Table Total for non-CEO NEOs ($)	Less: Average Summary Compensation Table Stock Awards and Option Awards ($)	Plus: Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Plus (or less): Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	Plus (or less): Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year ($)	Average Compensation Actually Paid to non-CEO NEOs ($)
2024	$16,774,715	$16,017,439	$20,834,219	$1,784,631	$604,266	$23,980,392
2023	10,196,713	9,431,679	17,553,156	3,962,549	2,998,273	25,279,012
2022	11,665,984	10,907,973	6,634,204	(19,139,785)	(20,960,631)	(32,708,200)
2021	10,849,308	9,730,396	17,819,549	34,645,561	7,127,446	60,711,468
2020	6,908,339	6,312,831	12,013,052	44,483,827	21,824,267	78,916,653

Compensation Actually Paid vs. Total Shareholder Return
The following chart shows the relationships between compensation actually paid to Mr. Pomel and the average compensation actually paid to our other named executive officers as a group and the cumulative total shareholder return of our Class A common stock and the Nasdaq Computer Index for each covered fiscal year. We do not currently use total shareholder return of our Class A common stock as a financial performance measure in our executive compensation program.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

The following chart shows the relationship between compensation actually paid to Mr. Pomel and the average compensation actually paid to our other named executive officers as a group and our reported net income (loss) for each covered fiscal year. We do not currently use net income (loss) as a financial performance measure in our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue

The following chart shows the relationship between compensation actually paid to Mr. Pomel and the average compensation actually paid to our other named executive officers as a group and our reported revenue for each covered fiscal year. The growth of annual revenue is a significant performance target in the design of our PSU awards granted in 2024, 2023 and 2022 and impacts the number of shares underlying those awards that are earned. While PSU awards comprised 50% of the target value of the long-term equity compensation granted to our named executive officers in 2022, compensation actually paid decreased sharply in 2022 as the price of the shares of our Class A common stock decreased during this period. Compensation actually paid, as calculated in accordance with the applicable SEC rules, includes adjusted values to unvested and vested equity awards granted in both prior and the covered fiscal years and generally fluctuates due to our stock price.

Total Shareholder Return Vs Peer Group
The following chart shows the relationships between compensation actually paid to Mr. Pomel and the average compensation actually paid to our other named executive officers as a group and the cumulative total shareholder return of our Class A common stock and the Nasdaq Computer Index for each covered fiscal year. We do not currently use total shareholder return of our Class A common stock as a financial performance measure in our executive compensation program.

Tabular List, Table

Most Important Performance Measures (Unranked)
Revenue
Net New ARR
Non-GAAP operating income

Total Shareholder Return Amount	$ 378	321	195	471	261
Peer Group Total Shareholder Return Amount	301	221	133	207	150
Net Income (Loss)	$ 183,750,000	$ 48,570,000	$ (50,160,000)	$ (20,750,000)	$ (24,550,000)
Company Selected Measure Amount	2,684,000,000	2,128,000,000	1,675,000,000	1,029,000,000	603,000,000
PEO Name	Mr. Pomel
Additional 402(v) Disclosure	Represents the cumulative total shareholder return of our Class A common stock for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectivelyRepresents the net income (loss) reported in our consolidated income statements in our Annual Report on Form 10-K for each applicable year.Represents the revenue reported in our consolidated income statements in our Annual Report on Form 10-K for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Net New ARR
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP operating income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,049,976)	$ (10,908,938)	$ (10,248,721)	$ (7,405,809)	$ (8,464,114)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,851,429	20,302,262	6,895,767	14,934,880	16,106,851
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,804,947	5,179,515	(51,079,647)	77,786,712	82,266,680
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,014,815	6,859,862	(42,564,346)	13,066,010	19,955,997
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,017,439)	(9,431,679)	(10,907,973)	(9,730,396)	(6,312,831)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,834,219	17,553,156	6,634,204	17,819,549	12,013,052
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,784,631	3,962,549	(19,139,785)	34,645,561	44,483,827
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 604,266	$ 2,998,273	$ (20,960,631)	$ 7,127,446	$ 21,824,267